CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (690,800)	$ (61,659)	$ (1,100,581)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000	0	25,000
Income from investments held in Trust Account	(5,727)	(993,384)	(12,561)
Changes in operating assets:
Prepaid expenses	(1,355,844)	612,610	(1,121,860)
Accounts payable	73,920	148,010	87,097
Accrued expenses	70,000	19,826	142,704
Net cash used in operating activities	(1,883,451)	(274,597)	(1,980,201)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(275,000,000)	0	(275,000,000)
Net cash used in investing activities	(275,000,000)	0	(275,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party	(108,892)	0	(108,892)
Proceeds from note payable to related party	108,892	0	108,892
Proceeds received from private placement	9,070,000	0	9,070,000
Proceeds received from initial public offering, gross	275,000,000	0	275,000,000
Offering costs paid	(6,341,403)	0	(6,351,813)
Net cash provided by financing activities	277,728,597	0	277,718,187
Net change in cash	845,146	(274,597)	737,986
Cash — beginning of the period	0	737,986	0
Cash — end of the period	845,146	463,389	737,986
Supplemental disclosure of noncash financing activities:
Offering costs included in accounts payable	80,409	0
Offering costs included in accrued expenses			70,000
Deferred Underwriting commissions in connection with the initial public offering	$ 9,625,000	$ 0	$ 9,625,000